Shareholders’ Equity (Details)							12 Months Ended
	Oct. 28, 2025 USD ($) shares	Oct. 22, 2025 USD ($) $ / shares shares	Oct. 18, 2024 $ / shares shares	May 06, 2024 shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Nov. 01, 2024 $ / shares	Feb. 28, 2024 $ / shares shares
Shareholders’ Equity [Line Items]
Authorized share capital | $							$ 7,500
Authorized share											50,000
Gross proceeds | $							6,533,660
Offering price | $ / shares		$ 4
Non-cash dividends | $
Shares were issued				50,000
Net proceeds | $							6,500,000
Underwriting discounts and commission | $							2,600,000
Offering expenses | $							$ 2,600,000
Subscription receivables | $								$ (381,043)
Ms. Wong [Member]
Shareholders’ Equity [Line Items]
Percentage of total voting power							90.00%
Non-cash dividends | $
Choliya [Member]
Shareholders’ Equity [Line Items]
Non-controlling interest								20.00%
Ms. Wong [Member]
Shareholders’ Equity [Line Items]
Non-controlling interest								20.00%
IPO [Member]
Shareholders’ Equity [Line Items]
Gross proceeds | $	$ 960,000	$ 6,400,000
Net proceeds | $		7,400,000
Offering expenses | $		2,600,000
Recognized additional paid-in capital | $							$ 4.8
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares were issued	240,000
Underwritter [Member]
Shareholders’ Equity [Line Items]
Offering expenses | $							$ 1,700,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Par value per share | $ / shares											$ 0.15
Common Stock [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Gross proceeds | $		$ 6,400,000
Offering price | $ / shares		$ 4
Pilate [Member]
Shareholders’ Equity [Line Items]
Non-cash dividends					605,358	$ 4,737,472
Dream International [Member]
Shareholders’ Equity [Line Items]
Non-cash dividends					$ 89,564	$ 700,918
Class A Ordinary Shares
Shareholders’ Equity [Line Items]
Par value per share | $ / shares							$ 0.0001	$ 0.0001
Shares authorized							60,000,000	60,000,000
Voting rights			1
Conversion of ordinary shares			1
Shares were issued		1,600,000
Class A Ordinary Shares | Ms. Wong [Member]
Shareholders’ Equity [Line Items]
Aggregate shares							10,350,360
Class A Ordinary Shares | IPO [Member]
Shareholders’ Equity [Line Items]
Par value per share | $ / shares		$ 0.0001
Shares were issued		1,600,000
Class A Ordinary Shares | Common Stock [Member]
Shareholders’ Equity [Line Items]
Par value per share | $ / shares			$ 0.0001
Shares authorized			60,000,000
Shares were issued							1,840,000
Class B Ordinary Shares
Shareholders’ Equity [Line Items]
Par value per share | $ / shares							$ 0.0001	$ 0.0001
Shares authorized							15,000,000	15,000,000
Voting rights			20
Class B Ordinary Shares | Ms. Wong [Member]
Shareholders’ Equity [Line Items]
Par value per share | $ / shares										$ 0.0001
Conversion of ordinary shares			13,338,000
Aggregate shares							2,000,000
Class B Ordinary Shares | Common Stock [Member]
Shareholders’ Equity [Line Items]
Par value per share | $ / shares			$ 0.0001
Shares authorized			15,000,000
Shares were issued